SHARE-BASED COMPENSATION - Share-based compensation expense allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 163,153	¥ 218,730	¥ 207,943
Selling and marketing expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	69,799	60,474	50,430
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	40,313	98,243	111,307
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 53,041	¥ 60,013	¥ 46,206